Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

	September 30,			December 31,
	2013			2012
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:
Cash	$ 2,678	$ 2,678	1	$ 4,926	$ 4,926	1
Policy loans	111	n/a	n/a	110	n/a	n/a
Accrued investment income	78	78	2	73	73	2

Financial instruments recorded as liabilities:
Investment-type contracts	26,905	25,004	2	-	-	-

	2012			2011
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:
Cash	$ 4,926	$ 4,926	1	$ 3,853	$ 3,853	1
Policy loans	110	n/a	n/a	2,339	n/a	n/a
Accrued investment income	73	73	2	569	569	2